Remuneration of key management personnel	12 Months Ended
Dec. 31, 2023
Remuneration of key management personnel
Remuneration of key management personnel

28.   Remuneration of key management personnel

The remuneration of the key management personnel (14, 14 and 12 employees for the years ended December 31, 2023, 2022 and 2021 respectively), which comprises the Company’s management committee, during the years ended December 31 is as follows:

	2023	2022	2021
	US$'000	US$'000	US$'000
Fixed remuneration	5,894	5,404	5,244
Variable remuneration	4,492	5,199	1,209
Contributions to pension plans and insurance policies	299	315	373
Share-based compensation	7,402	5,937	3,627
Termination benefits	262	316	119
Other remuneration	18	16	17
Total	18,367	17,187	10,589

During 2023, 2022 and 2021, no loans and advances have been granted to key management personnel.